LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.29%
Air Freight & Logistics–0.69%
†Atlas Air Worldwide Holdings, Inc.	27,990	$ 2,675,004
		2,675,004
Auto Components–0.92%
†Goodyear Tire & Rubber Co.	175,499	1,770,785
Standard Motor Products, Inc.	55,849	1,815,092
		3,585,877
Automobiles–0.53%
Thor Industries, Inc.	29,429	2,059,441
		2,059,441
Banks–1.60%
Financial Institutions, Inc.	77,922	1,875,583
Midland States Bancorp, Inc.	83,518	1,968,519
WesBanco, Inc.	71,119	2,373,241
		6,217,343
Beverages–0.57%
Molson Coors Beverage Co. Class B	46,474	2,230,287
		2,230,287
Biotechnology–7.30%
†2seventy bio, Inc.	135,980	1,978,509
†4D Molecular Therapeutics, Inc.	148,388	1,193,040
†Anika Therapeutics, Inc.	93,018	2,213,828
†Bluebird Bio, Inc.	485,084	3,070,582
†Emergent BioSolutions, Inc.	56,900	1,194,331
†Forma Therapeutics Holdings, Inc.	262,632	5,239,508
†Kodiak Sciences, Inc.	301,569	2,334,144
†Ligand Pharmaceuticals, Inc.	21,378	1,840,860
†PMV Pharmaceuticals, Inc.	128,267	1,526,377
†Sage Therapeutics, Inc.	73,497	2,878,143
†United Therapeutics Corp.	13,746	2,878,137
†Vanda Pharmaceuticals, Inc.	212,119	2,095,736
		28,443,195
Building Products–1.43%
Griffon Corp.	118,346	3,493,574
Owens Corning	26,509	2,083,872
		5,577,446
Capital Markets–0.98%
Invesco Ltd.	113,037	1,548,607
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Jefferies Financial Group, Inc.	76,600	$ 2,259,700
		3,808,307
Chemicals–1.59%
Mativ Holdings, Inc.	171,478	3,786,234
Trinseo PLC	50,054	916,989
Tronox Holdings PLC Class A	120,874	1,480,707
		6,183,930
Commercial Services & Supplies–2.57%
ACCO Brands Corp.	302,428	1,481,897
Deluxe Corp.	78,958	1,314,651
Ennis, Inc.	135,499	2,727,595
†GEO Group, Inc.	427,996	3,295,569
MillerKnoll, Inc.	76,464	1,192,838
		10,012,550
Communications Equipment–1.11%
†Aviat Networks, Inc.	85,154	2,331,517
†NETGEAR, Inc.	99,784	1,999,671
		4,331,188
Construction & Engineering–2.44%
Argan, Inc.	61,470	1,977,490
Granite Construction, Inc.	75,101	1,906,814
MDU Resources Group, Inc.	96,796	2,647,370
Primoris Services Corp.	99,539	1,617,509
†Tutor Perini Corp.	244,813	1,351,368
		9,500,551
Consumer Finance–0.88%
Bread Financial Holdings, Inc.	42,046	1,322,347
Navient Corp.	143,627	2,109,880
		3,432,227
Containers & Packaging–1.03%
Greif, Inc. Class A	40,143	2,391,319
Westrock Co.	52,043	1,607,608
		3,998,927
Diversified Consumer Services–1.13%
Graham Holdings Co. Class B	4,076	2,192,806
†Perdoceo Education Corp.	213,342	2,197,423
		4,390,229
Diversified Financial Services–0.53%
Banco Latinoamericano de Comercio Exterior SA	159,470	2,082,678
		2,082,678
LVIP SSGA Small-Mid Cap 200 Fund–1

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–0.82%
†Liberty Latin America Ltd. Class C	251,294	$ 1,545,458
Lumen Technologies, Inc.	225,818	1,643,955
		3,189,413
Electric Utilities–0.55%
Pinnacle West Capital Corp.	33,278	2,146,764
		2,146,764
Electronic Equipment, Instruments & Components–5.85%
†Arrow Electronics, Inc.	19,561	1,803,328
Avnet, Inc.	57,697	2,084,016
Benchmark Electronics, Inc.	96,798	2,398,654
†Kimball Electronics, Inc.	124,507	2,135,295
†Knowles Corp.	114,076	1,388,305
Methode Electronics, Inc.	57,973	2,153,697
†Sanmina Corp.	58,973	2,717,476
†ScanSource, Inc.	70,007	1,848,885
TD SYNNEX Corp.	23,283	1,890,347
†TTM Technologies, Inc.	168,246	2,217,482
Vishay Intertechnology, Inc.	120,671	2,146,737
		22,784,222
Entertainment–0.19%
†Skillz, Inc.	733,900	748,578
		748,578
Equity Real Estate Investment Trusts–7.09%
CTO Realty Growth, Inc.	115,582	2,166,007
†Equity Commonwealth	87,969	2,142,925
Franklin Street Properties Corp.	419,800	1,104,074
Getty Realty Corp.	88,628	2,383,207
Industrial Logistics Properties Trust	110,778	609,279
LTC Properties, Inc.	66,545	2,492,110
Medical Properties Trust, Inc.	121,400	1,439,804
National Health Investors, Inc.	42,434	2,398,794
Necessity Retail REIT, Inc.	324,816	1,909,918
Office Properties Income Trust	99,531	1,398,411
Omega Healthcare Investors, Inc.	81,915	2,415,673
One Liberty Properties, Inc.	80,849	1,699,446
Sabra Health Care REIT, Inc.	172,130	2,258,346
SL Green Realty Corp.	30,390	1,220,462
Spirit Realty Capital, Inc.	54,376	1,966,236
		27,604,692
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing–0.52%
SpartanNash Co.	69,868	$ 2,027,569
		2,027,569
Food Products–1.49%
B&G Foods, Inc.	91,295	1,505,455
Fresh Del Monte Produce, Inc.	96,183	2,235,293
Seaboard Corp.	602	2,048,401
		5,789,149
Gas Utilities–0.59%
Spire, Inc.	36,655	2,284,706
		2,284,706
Health Care Equipment & Supplies–2.23%
†Avanos Medical, Inc.	76,212	1,659,897
DENTSPLY SIRONA, Inc.	50,064	1,419,314
†Envista Holdings Corp.	49,527	1,624,981
†QuidelOrtho Corp.	22,404	1,601,438
†Varex Imaging Corp.	112,006	2,367,807
		8,673,437
Health Care Providers & Services–3.04%
†Fulgent Genetics, Inc.	39,400	1,501,928
†Invitae Corp.	300,900	740,214
National HealthCare Corp.	34,324	2,174,082
†OPKO Health, Inc.	709,718	1,341,367
Premier, Inc. Class A	69,220	2,349,327
Select Medical Holdings Corp.	101,087	2,234,023
Universal Health Services, Inc. Class B	16,945	1,494,210
		11,835,151
Health Care Technology–1.80%
†American Well Corp. Class A	670,452	2,406,923
†Computer Programs & Systems, Inc.	73,827	2,058,297
†Multiplan Corp.	576,760	1,649,533
†Teladoc Health, Inc.	35,500	899,925
		7,014,678
Household Durables–4.27%
†Beazer Homes USA, Inc.	151,757	1,467,490
Century Communities, Inc.	43,751	1,871,668
Ethan Allen Interiors, Inc.	93,589	1,978,471
KB Home	71,791	1,860,823
†M/I Homes, Inc.	53,310	1,931,421
MDC Holdings, Inc.	61,937	1,698,313
†Meritage Homes Corp.	28,991	2,037,198
†Taylor Morrison Home Corp.	85,705	1,998,641
†Tri Pointe Homes, Inc.	118,649	1,792,786
		16,636,811

LVIP SSGA Small-Mid Cap 200 Fund–2

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–2.76%
Axis Capital Holdings Ltd.	42,769	$ 2,102,096
CNO Financial Group, Inc.	98,170	1,764,115
Old Republic International Corp.	95,346	1,995,592
Universal Insurance Holdings, Inc.	186,585	1,837,862
Unum Group	79,104	3,069,235
		10,768,900
Internet & Direct Marketing Retail–0.25%
Qurate Retail, Inc.	487,381	979,636
		979,636
IT Services–1.02%
Cass Information Systems, Inc.	66,365	2,302,202
†Conduent, Inc.	500,310	1,671,035
		3,973,237
Machinery–1.59%
Miller Industries, Inc.	87,774	1,868,709
REV Group, Inc.	179,567	1,980,624
Timken Co.	39,859	2,353,275
		6,202,608
Marine–0.76%
Eagle Bulk Shipping, Inc.	38,134	1,646,626
Genco Shipping & Trading Ltd.	105,793	1,325,586
		2,972,212
Media–1.26%
†DISH Network Corp. Class A	79,314	1,096,913
Gray Television, Inc.	105,279	1,507,595
TEGNA, Inc.	111,001	2,295,501
		4,900,009
Metals & Mining–1.11%
Olympic Steel, Inc.	69,443	1,583,995
SunCoke Energy, Inc.	271,800	1,579,158
U.S. Steel Corp.	64,200	1,163,304
		4,326,457
Mortgage Real Estate Investment Trusts (REITs)–6.50%
AGNC Investment Corp.	189,063	1,591,910
Annaly Capital Management, Inc.	85,007	1,458,720
Apollo Commercial Real Estate Finance, Inc.	174,321	1,446,864
Ares Commercial Real Estate Corp.	161,842	1,691,249
ARMOUR Residential REIT, Inc.	296,073	1,441,876
Chimera Investment Corp.	200,748	1,047,905
Dynex Capital, Inc.	152,879	1,781,040
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc.	138,456	$ 1,574,245
Granite Point Mortgage Trust, Inc.	219,614	1,414,314
Great Ajax Corp.	224,669	1,687,264
Invesco Mortgage Capital, Inc.	113,003	1,254,333
MFA Financial, Inc.	150,675	1,172,252
New York Mortgage Trust, Inc.	690,492	1,615,751
Ready Capital Corp.	157,615	1,598,216
Redwood Trust, Inc.	234,566	1,346,409
Rithm Capital Corp.	229,108	1,677,071
Two Harbors Investment Corp.	458,200	1,521,224
		25,320,643
Multiline Retail–0.26%
Big Lots, Inc.	65,852	1,027,950
		1,027,950
Multi-Utilities–0.54%
NorthWestern Corp.	42,974	2,117,759
		2,117,759
Oil, Gas & Consumable Fuels–6.97%
Dorian LPG Ltd.	176,474	2,394,752
†DT Midstream, Inc.	45,425	2,357,103
EQT Corp.	79,968	3,258,696
Equitrans Midstream Corp.	296,716	2,219,436
HF Sinclair Corp.	64,003	3,445,921
International Seaways, Inc.	146,520	5,147,248
†PBF Energy, Inc. Class A	107,435	3,777,415
†Peabody Energy Corp.	97,617	2,422,854
World Fuel Services Corp.	91,480	2,144,291
		27,167,716
Personal Products–0.66%
Edgewell Personal Care Co.	69,073	2,583,330
		2,583,330
Pharmaceuticals–4.01%
†Atea Pharmaceuticals, Inc.	339,484	1,931,664
†Athira Pharma, Inc.	206,547	613,444
†Cara Therapeutics, Inc.	200,274	1,874,565
†Collegium Pharmaceutical, Inc.	129,110	2,068,342
Perrigo Co. PLC	65,015	2,318,435
†Prestige Consumer Healthcare, Inc.	45,790	2,281,716
†Supernus Pharmaceuticals, Inc.	76,653	2,594,704
Viatris, Inc.	225,166	1,918,414
		15,601,284

LVIP SSGA Small-Mid Cap 200 Fund–3

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–2.14%
Barrett Business Services, Inc.	31,544	$ 2,460,432
Kelly Services, Inc. Class A	113,567	1,543,376
ManpowerGroup, Inc.	26,106	1,688,797
Resources Connection, Inc.	147,046	2,657,121
		8,349,726
Road & Rail–2.43%
Covenant Logistics Group, Inc.	106,244	3,049,203
Knight-Swift Transportation Holdings, Inc.	45,919	2,246,816
Ryder System, Inc.	30,071	2,270,060
Schneider National, Inc. Class B	93,709	1,902,293
		9,468,372
Semiconductors & Semiconductor Equipment–2.08%
†Alpha & Omega Semiconductor Ltd.	37,300	1,147,348
Amkor Technology, Inc.	103,200	1,759,560
†Cohu, Inc.	78,646	2,027,494
†Ichor Holdings Ltd.	67,315	1,629,696
Kulicke & Soffa Industries, Inc.	40,400	1,556,612
		8,120,710
Software–1.37%
Adeia, Inc.	143,668	2,031,466
†Consensus Cloud Solutions, Inc.	42,569	2,013,514
Ebix, Inc.	69,024	1,309,385
		5,354,365
Specialty Retail–4.44%
Aaron's Co., Inc.	114,708	1,114,962
Big 5 Sporting Goods Corp.	142,762	1,533,264
†Conn's, Inc.	121,639	861,204
†Container Store Group, Inc.	301,087	1,475,327
Foot Locker, Inc.	80,747	2,513,654
Gap, Inc.	176,334	1,447,702
Haverty Furniture Cos., Inc.	87,181	2,170,807
Hibbett, Inc.	54,573	2,718,281
Rent-A-Center, Inc.	94,800	1,659,948
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Tilly's, Inc. Class A	260,748	$ 1,804,376
		17,299,525
Technology Hardware, Storage & Peripherals–0.84%
†Eastman Kodak Co.	358,918	1,647,434
Xerox Holdings Corp.	123,015	1,609,036
		3,256,470
Thrifts & Mortgage Finance–1.03%
New York Community Bancorp, Inc.	226,367	1,930,910
Waterstone Financial, Inc.	127,936	2,067,446
		3,998,356
Tobacco–0.52%
Universal Corp.	43,644	2,009,370
		2,009,370
Trading Companies & Distributors–1.99%
Air Lease Corp.	56,295	1,745,708
Boise Cascade Co.	34,492	2,050,894
Rush Enterprises, Inc. Class A	47,024	2,062,473
Triton International Ltd.	34,379	1,881,563
		7,740,638
Wireless Telecommunication Services–1.02%
Telephone & Data Systems, Inc.	133,103	1,850,132
†U.S. Cellular Corp.	81,829	2,130,009
		3,980,141
Total Common Stock (Cost $472,729,954)		386,783,764

MONEY MARKET FUND–0.59%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	2,275,311	2,275,311
Total Money Market Fund (Cost $2,275,311)		2,275,311

TOTAL INVESTMENTS–99.88% (Cost $475,005,265)	389,059,075
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	474,597
NET ASSETS APPLICABLE TO 37,757,620 SHARES OUTSTANDING–100.00%	$389,533,672

† Non-income producing.
LVIP SSGA Small-Mid Cap 200 Fund–4

LVIP SSGA Small-Mid Cap 200 Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
22	E-mini Russell 2000 Index	$1,836,780	$2,079,317	12/16/22	$—	$(242,537)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Mid Cap 200 Fund–5

LVIP SSGA Small-Mid Cap 200 Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Mid Cap 200 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Small-Mid Cap 200 Fund–6

LVIP SSGA Small-Mid Cap 200 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$386,783,764	$—	$—	$386,783,764
Money Market Fund	2,275,311	—	—	2,275,311
Total Investments	$389,059,075	$—	$—	$389,059,075
Derivatives:

Liabilities:
Futures Contract	$(242,537)	$—	$—	$(242,537)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Small-Mid Cap 200 Fund–7